CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jul. 23, 2024	Sep. 30, 2025 USD ($) $ / shares shares		Jul. 22, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 shares
Inventory reserve | $		$ 0			$ 1,161,469		$ 1,133,457
Convertible preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	[1]		$ 0.0001	[1]	$ 0.0001
Convertible preferred stock, shares authorized		50,000,000	[1]		50,000,000	[1]	50,000,000
Convertible preferred stock, shares issued		2,188,905	[1]		2,388,905	[1]	2,388,905
Convertible preferred stock, shares outstanding		2,188,905	[1]		2,388,905	[1]	2,388,905
Convertible preferred stock, shares authorized				50,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares authorized		900,000,000		900,000,000	900,000,000		250,000,000
Common stock, shares issued		208,586,879			20,274,238		922,362	783,098
Common stock, shares outstanding		208,586,879			20,274,238		922,362	783,098
Reverse stock split	0.025
Previously Reported [Member]
Common stock, shares authorized					250,000,000

[1]	As of September 30, 2025, the value of the convertible preferred stock is presented within preferred stock liability. For additional information, See Note 9.